Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative	$ 2,135,000	$ 2,000	$ 5,655,000	$ 7,000	$ 77,567	$ 2,358
Selling, general and administrative	2,135,000	2,000	5,655,000	7,000
Development costs	155,000	16,000	244,000	53,000	74,736	41,344
Total operating expenses	2,290,000	18,000	5,899,000	60,000	152,303	43,702
Loss from operations	(2,290,000)	(18,000)	(5,899,000)	(60,000)	(152,303)	(43,702)
Other (expenses) income:
Other income – related party		34,000		96,000	129,170	38,941
Other (expenses) income	(160,000)		(215,000)		(74)	(38)
Interest expense	(537,000)		(726,000)
Change in fair value - warrant liability			1,260,000
Total other (expense) income, net	(697,000)	34,000	319,000	96,000	129,096	38,903
(Loss) income before income taxes	(2,987,000)	16,000	(5,580,000)	36,000	(23,207)	(4,799)
(Provision) benefit for income taxes					(10,374)	327
Net (loss) income	(2,987,000)	16,000	(5,580,000)	36,000	(33,581)	(4,472)
Other comprehensive income
Change in foreign currency translation adjustment	(49,000)	27,000	(32,000)	26,000	1,446	117
Total comprehensive (loss) income	$ (3,036,000)	$ 43,000	$ (5,612,000)	$ 62,000	$ (32,135)	$ (4,355)